Label	Element	Value
Fundamental Multi-Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

September 30, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 30, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 11, 2016

Fundamental Multi-Cap Core Portfolio

(each, a "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Fundamental Multi-Cap Core Portfolio
Expense [Heading]	rr_ExpenseHeading	The second sentence of the section of each Portfolio's Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio being purchased in a single transaction, together with the NAV of any Class A, Class C and Class L shares of the Portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") already held in Related Accounts as of the date of the transaction as well as Class A, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege" and including shares of Morgan Stanley Money Market Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund) held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.

Please retain this supplement for future reference.

Fundamental Multi-Cap Core Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio being purchased in a single transaction, together with the NAV of any Class A, Class C and Class L shares of the Portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") already held in Related Accounts as of the date of the transaction as well as Class A, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege" and including shares of Morgan Stanley Money Market Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund) held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000